Annual Total Returns- Janus Henderson Global Technology and Innovation Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.68%)	19.60%	35.76%	9.64%	4.85%	14.21%	45.09%	1.19%	45.17%	51.20%